Total
Eventide Gilead Fund
Eventide Gilead Fund
Average Annual Total Returns (periods ended December 31, 2022)
Average Annual Total Returns - Eventide Gilead Fund		Label	1 Year	5 Years	10 Years
Eventide Gilead Fund Class N		Return Before Taxes	(34.05%)	8.25%	13.39%
Eventide Gilead Fund Class N | Return After Taxes on Distributions			(34.85%)	7.19%	12.78%
Eventide Gilead Fund Class N | Return After Taxes on Distributions and Sale of Fund Shares			(19.56%)	6.55%	11.30%
Eventide Gilead Fund Class A		Return Before Taxes	(37.87%)	6.94%	12.68%
Eventide Gilead Fund Class C		Return Before Taxes	(35.19%)	7.39%	12.48%
Eventide Gilead Fund Class I		Return Before Taxes	(33.92%)	8.47%	13.62%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	[1]		(26.72%)	7.64%	11.41%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		(18.11%)	9.42%	12.56%
[1]	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the Russell Midcap Growth Index because Russell Midcap Growth Index better represents the Fund’s investment strategy.

Eventide Gilead Fund

Effective April 1, 2023, the Eventide Gilead Fund’s primary benchmark will change from the S&P 500 Total Return Index to the Russell Midcap Growth Index and the S&P 500 Total Return Index will be the Fund’s supplemental benchmark. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class N Shares	1 Year	5 Years	10 Years
Return Before Taxes	(34.05)%	8.25%	13.39%
Return After Taxes on Distributions	(34.85)%	7.19%	12.78%
Return After Taxes on Distributions and Sale of Fund Shares	(19.56)%	6.55%	11.30%
Class A Shares	1 Year	5 Years	10 Year
Return Before Taxes	(37.87)%	6.94%	12.68%
Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	(35.19)%	7.39%	12.48%
Class I Shares
Return Before Taxes	(33.92)%	8.47%	13.62%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)[1]	(26.72)%	7.64%	11.41%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(18.11)%	9.42%	12.56%
1.	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the Russell Midcap Growth Index because Russell Midcap Growth Index better represents the Fund’s investment strategy.

Eventide Healthcare & Life Sciences Fund
Eventide Healthcare & Life Sciences Fund
Average Annual Total Returns (periods ended December 31, 2022)
Average Annual Total Returns - Eventide Healthcare & Life Sciences Fund		Label	1 Year	5 Years	10 Years
Eventide Healthcare & Life Sciences Fund Class A Shares		Return Before Taxes	(24.44%)	6.26%	14.75%
Eventide Healthcare & Life Sciences Fund Class A Shares | Return After Taxes on Distributions			(24.44%)	4.88%	13.93%
Eventide Healthcare & Life Sciences Fund Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares			(14.47%)	4.73%	12.40%
Eventide Healthcare & Life Sciences Fund Class C Shares		Return Before Taxes	(21.21%)	6.73%	14.58%
Eventide Healthcare & Life Sciences Fund Class N Shares		Return Before Taxes	(19.77%)	7.59%	15.51%
Eventide Healthcare & Life Sciences Fund Class I Shares		Return Before Taxes	(19.62%)	7.80%	15.73%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		(18.11%)	9.42%	12.56%
S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes)	[1]		(25.62%)	(0.27%)	11.14%
[1]	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index because the S&P Biotechnology Select Industry Index better represents the Fund’s investment strategy.

Eventide Healthcare & Life Sciences Fund

Effective April 1, 2023, the Eventide Healthcare and Life Sciences Fund’s primary benchmark will change from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index and the S&P 500 Total Return Index will be the Fund’s supplemental benchmark. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class A Shares	1 Year	5 Years	10 years
Return Before Taxes	(24.44)%	6.26%	14.75%
Return After Taxes on Distributions	(24.44)%	4.88%	13.93%
Return After Taxes on Distributions and Sale of Fund Shares	(14.47)%	4.73%	12.40%
Class C Shares
Return Before Taxes	(21.21)%	6.73%	14.58%
Class N Shares
Return Before Taxes	(19.77)%	7.59%	15.51%
Class I Shares
Return Before Taxes	(19.62)%	7.80%	15.73%
S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes)[1]	(25.62)%	(0.27)%	11.14%%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(18.11)%	9.42%	12.56%

1.	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P Biotechnology Select Industry Index because the S&P Biotechnology Select Industry Index better represents the Fund’s investment strategy.

Eventide Exponential Technologies Fund
Eventide Exponential Technologies Fund
Average Annual Total Returns (periods ended December 31, 2022)
Average Annual Total Returns - Eventide Exponential Technologies Fund		Label	1 Year	Since Inception	Inception Date
Eventide Exponential Technologies Fund Class A Share		Return Before Taxes	(48.24%)	(2.29%)	Jun. 30, 2020
Eventide Exponential Technologies Fund Class A Share | Return After Taxes on Distributions			(48.24%)	(2.51%)
Eventide Exponential Technologies Fund Class A Share | Return After Taxes on Distributions and Sale of Fund Shares			(28.56%)	(1.77%)
Eventide Exponential Technologies Fund Class C Share		Return Before Taxes	(45.56%)	(0.72%)	Jun. 30, 2020
Eventide Exponential Technologies Fund Class N Share		Return Before Taxes	(45.08%)	0.05%	Jun. 30, 2020
Eventide Exponential Technologies Fund Class I Share		Return Before Taxes	(44.98%)	0.25%	Jun. 30, 2020
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		(18.11%)	10.62%
S&P North American Technology Sector Industry Index (reflects no deduction for fees, expenses or taxes)	[1]		(35.36%)	1.10%
Exponential Technologies Blended Index (reflects no deduction for fees, expenses or taxes)	[2]		(35.04%)	1.44%
[1]	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index because the S&P North American Technology Sector Industry Index better represents the Fund’s investment strategy.
[2]	The Exponential Technologies Blended Index is comprised of 50% of the S&P North American Technology Software Index, 20% of the S&P Technology Hardware Select Industry Index, 20% of the Philadelphia Stock Exchange Semiconductor Index and 10% of the S&P 500 Communications Services Sector.

Eventide Exponential Technologies Fund

Effective April 1, 2023, the Eventide Exponential Technologies Fund’s primary benchmark will change from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index, and the Exponential Technologies Blended Index

and the S&P Total Return Index will be the Fund’s supplemental benchmarks. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class A Shares	1 Year	Since inception (6/30/2020)
Return Before Taxes	(48.24)%	(2.29)%
Return After Taxes on Distributions	(48.24)%	(2.51)%
Return After Taxes on Distributions and Sale of Fund Shares	(28.56)%	(1.77)%
Class C Shares
Return Before Taxes	(45.56)%	(0.72)%
Class N Shares
Return Before Taxes	(45.08)%	0.05%
Class I Shares
Return Before Taxes	(44.98)%	0.25%
S&P North American Technology Sector Industry Index (reflects no deduction for fees, expenses or taxes)[1]	(35.36)%	1.10%
Exponential Technologies Blended Index (reflects no deduction for fees, expenses or taxes)[2]	(35.04)%	1.44%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(18.11)%	10.62%

1.	The Fund has changed its primary benchmark from the S&P 500 Total Return Index to the S&P North American Technology Sector Industry Index because the S&P North American Technology Sector Industry Index better represents the Fund’s investment strategy.
2.	The Exponential Technologies Blended Index is comprised of 50% of the S&P North American Technology Software Index, 20% of the S&P Technology Hardware Select Industry Index, 20% of the Philadelphia Stock Exchange Semiconductor Index and 10% of the S&P 500 Communications Services Sector.